SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

The Company has evaluated events subsequent to March 31, 2022, to assess the need for potential recognition or disclosure in the consolidated financial statements. Such events were evaluated through April 15, 2022, the date and time the consolidated financial statements were issued, and it was determined that no subsequent events, except as follows, occurred that required recognition or disclosure in the consolidated financial statements.

Ben-Yohanan Employment Agreement

On April 1, 2022, the Company entered into an employment agreement with Amir Ben-Yohanan, the Company’s Chief Executive Officer, effective April 11, 2022. The terms of the employment agreement are substantially similar to the terms of Mr. Ben-Yohanan’s prior employment agreement with the Company. Accordingly, pursuant to the terms of the employment agreement, Mr. Ben-Yohanan will continue to serve as Chief Executive Officer of the Company, reporting to the Board of Directors (the “Board”). As compensation for Mr. Ben-Yohanan’s services, the Company agreed to pay Mr. Mr. Ben-Yohanan an annual base salary of $400,000 (the “Base Salary”) comprised of two parts a “Cash Portion”, and an “Optional Portion”. The Cash Portion is a monthly cash payment of $15,000. The remaining $220,000 per year – the Optional Portion – is payable as follows:

(i)	If the Company’s Board determines that the Company has sufficient cash on hand to pay all or a portion of the Optional Portion in cash, such amount shall be paid in cash.

(ii)

If the Board determines that the Company does not have sufficient cash on hand to pay all of the Optional Portion in cash, then the portion of the Optional Portion which the Board determines that the Company has sufficient cash on hand to pay in cash will be paid in cash, and the remainder (the “Deferred Portion”) will either:

a.	be paid at a later date, when the Board determines that the Company has sufficient cash on hand to enable the Company to pay the Deferred Portion; or
b.	will not be paid in cash – and instead, the Company will issue shares of Company Common Stock equal to

(A) the Deferred Portion, divided by (B) the VWAP (as defined in the employment agreement) as of the (B) date of issuance of such shares of Company Common Stock.

In addition, pursuant to the employment agreement, Mr. Ben-Yohanan is entitled to be paid discretionary annual bonuses as determined by the Board, and is also entitled to receive fringe benefits, such as, but not limited to, reimbursement for reimbursement for all reasonable and necessary out-of-pocket business, entertainment and travel, vacation days, and certain insurances.

The initial term of the employment agreement is one year from April 11, 2022, unless earlier terminated. Thereafter, the term is automatically extended on an annual basis for terms of one year each, unless either the Company or Mr. Ben-Yohanan provides notice to the other party of their desire to not so renew the term of the agreement (as applicable) at least 30 days prior to the expiration of the then-current term.

Mr. Ben-Yohanan’s employment with the Company shall be “at will,” meaning that either Mr. Ben-Yohanan or the Company may terminate Mr. Ben-Yohanan’s employment at any time and for any reason, subject to certain terms and conditions.

The Company may terminate the employment agreement at any time, with or without “cause”, as defined in the employment agreement and Mr. Ben-Yohanan may terminate the employment agreement at any time, with or without “good reason”, as defined in the employment agreement. If the Company terminates the employment agreement for cause or Mr. Ben-Yohanan terminates the employment agreement without good reason, Mr. Ben-Yohanan will be entitled to be paid any unpaid salary owed or accrued, including the issuance of any shares of Company Common Stock owed or accrued (as compensation) as of the termination date. In the event that there was any Deferred Portion which had been agreed to be paid in cash, such Deferred Portion instead will be paid in shares of Company Common Stock as though such amount had been agreed to be paid via the issuance of shares of Company Common Stock. Mr. Ben-Yohanan will also be entitled to payment for any unreimbursed expenses as of the termination date. However, any unvested portion of any equity granted to Mr. Ben-Yohanan will be immediately forfeited as of the termination date.

2022 Equity Incentive Plan

On April 19, 2022, the board of directors (the “Board”) of the Company and stockholders holding a majority of the Company’s voting power approved the Clubhouse Media Group, Inc. 2022 Equity Incentive Plan (the “2022 Plan”).

Authorized Shares

A total of 26,000,000 shares of the Company’s common stock are authorized for issuance pursuant to the 2022 Plan.

Additionally, if any award issued pursuant to the 2022 Plan expires or becomes unexercisable without having been exercised in full, is surrendered pursuant to an exchange program, as provided in the 2022 Plan, or, with respect to restricted stock, restricted stock units (“RSUs”), performance units or performance shares, is forfeited to or repurchased by the Company due to the failure to vest, the unpurchased shares (or for awards other than stock options or stock appreciation rights the forfeited or repurchased shares) which were subject thereto will become available for future grant or sale under the 2022 Plan (unless the 2022 Plan has terminated). With respect to stock appreciation rights, only shares actually issued pursuant to a stock appreciation right will cease to be available under the 2022 Plan; all remaining shares under stock appreciation rights will remain available for future grant or sale under the 2022 Plan (unless the 2022 Plan has terminated). Shares that have actually been issued under the 2022 Plan under any award will not be returned to the 2022 Plan and will not become available for future distribution under the 2022 Plan; provided, however, that if shares issued pursuant to awards of restricted stock, restricted stock units, performance shares or performance units are repurchased by the Company or are forfeited to the Company due to the failure to vest, such shares will become available for future grant under the 2022 Plan. Shares used to pay the exercise price of an award or to satisfy the tax withholdings related to an award will become available for future grant or sale under the 2022 Plan. To the extent an award under the 2022 Plan is paid out in cash rather than shares, such cash payment will not result in reducing the number of shares available for issuance under the 2022 Plan.

Notwithstanding the foregoing and, subject to adjustment as provided in the 2022 Plan, the maximum number of shares that may be issued upon the exercise of incentive stock options will equal the aggregate share number stated above, plus, to the extent allowable under Section 422 of the Internal Revenue Code of 1986, as amended, and regulations promulgated thereunder, any shares that become available for issuance under the 2022 Plan in accordance with the foregoing.

Increase in Authorized Shares and Other Articles Amendments

On April 19, 2022, the Company filed Articles of Amendment (the “Amendment”) to the Company’s Articles of Incorporation (the “Articles”) with the Nevada Secretary of State that had the effect of increasing the authorized shares of common stock from 500,000,000 to 2,000,000,000.

In addition, the Amendment had the effect of making certain changes with respect to the vote required for any subsequent changes to the numbers of authorized shares of classes or series of the Company’s stock. As amended, the Articles provide that, except as otherwise required by the Nevada Revised Statutes, the Articles, or any designation for a class of preferred stock, (i) all shares of the Company’s capital stock will vote together as one class on all matters submitted to a vote of the Company’s stockholders, and (ii) the affirmative vote of a majority of the voting power of all outstanding shares of voting stock entitled to vote in connection with the applicable matter will be required for approval of such matter. For the avoidance of doubt, the intent of the provisions is, and the operation of the provisions will be, that, without limitation, (i) in the event that the vote of the Company’s shareholders is otherwise required by the NRS, the number of authorized shares of common stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the Company’s stock entitled to vote irrespective of Section 78.2055 or Section 78.207 of the NRS, with no vote of any holders of a particular class of stock, voting as a separate class, being required; and (ii) in the event that the vote of the Company’s shareholders is otherwise required by the NRS, unless otherwise set forth in a certificate of designations for the applicable class of preferred stock, the number of authorized shares of any class of preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the Company’s stock entitled to vote irrespective of Section 78.2055 or Section 78.207 of the NRS, with no vote of any holders of a particular class of stock, voting as a separate class, being required. None of these provisions will otherwise affect or limit the power of the Board to change the number of shares of a class or series of authorized stock by increasing or decreasing the number of authorized shares of the class or series and correspondingly increasing or decreasing the number of issued and outstanding shares of the same class or series held by each shareholder without a vote of the shareholders, as set forth in Section 78.207 of the NRS.

Except as specifically required by the NRS or as set forth in any designation for a class of preferred stock, the holders of each class of the Company’s stock are specifically denied the right to vote as a separate class on any proposed Articles amendment that would adversely alter or change any preference or any relative or other right given to any class or series of outstanding shares.

The Company’s Board of Directors approved the Amendment on April 18, 2022. On April 19, 2022, stockholders holding a majority of the Company’s voting power approved, among other things, the Amendment on April 18, 2022.

Equity Issuances

For the months ended April 30, 2022, the Company issued 16,766,000 shares to Labrys for conversion of convertible note payable principal and interest of $413,932.

For the months ended April 30, 2022, the Company issued 2,500,000 with net proceeds of $34,874 in connection with the ELOC.

For the months ended April 30, 2022, the Company issued 2,820,000 shares for cash of $70,500 to Amir Ben-Yohanan.

For the months ended April 30, 2022, the Company issued 928,832 shares to a consultant at fair value of $18,208.

NOTE 18 – SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2021, to assess the need for potential recognition or disclosure in the consolidated financial statements. Such events were evaluated through March 29, 2022, the date and time the consolidated financial statements were issued, and it was determined that no subsequent events, except as follows, occurred that required recognition or disclosure in the consolidated financial statements.

On January 4, 2022, Gary Marenzi, a member of the Board of Directors of the Company, resigned from his position as a Board member, effectively immediately. Mr. Marenzi’s resignation is not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

Fast Capital, LLC Convertible Note Payable

On January 13, 2022, the Company entered into a Securities Purchase Agreement, dated as of January 10, 2022, by and between the Company and Fast Capital, LLC. Pursuant to the terms of the SPA, the Company agreed to issue and sell, and Fast Capital, LLC agreed to purchase (the “Purchase”), a 10% convertible note in the aggregate principal amount of $120,000 (the “Fast Capital Note”). The Fast Capital Note has an original issue discount of $10,000, resulting in gross proceeds to the Company of $110,000.

The Note bears interest at a rate of 10% per annum and matures on January 10, 2023. The Note may be prepaid or assigned with the following penalties/premiums:

Prepay Date	Prepay Amount
On or before 30 days	115% of principal plus accrued interest
31 – 60 days	120% of principal plus accrued interest
61 – 90 days	125% of principal plus accrued interest
91 – 120 days	130% of principal plus accrued interest
121 – 150 days	135% of principal plus accrued interest
151 – 180 days	140% of principal plus accrued interest

The Note may not be prepaid after the 180th day.

The Buyer has the right from time to time, and at any time after 180 days to convert all or any part of the outstanding and unpaid principal amount of the Fast Capital Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the Fast Capital Note equals 70% of the lowest trading price of the Company’s common stock for the 20 prior trading days, including the day upon which a notice of conversion is delivered.

Sixth Street Lending Convertible Note Payable

On January 12, 2022, the Company entered into a Securities Purchase Agreement, dated January 12, 2022, by and between the Company and Sixth Street Lending LLC. Pursuant to the terms of the SPA, the Company agreed to issue and sell, and Sixth Street Lending LLC agreed to purchase (the “Purchase”), a convertible promissory note in the aggregate principal amount of $70,125 (the “Sixth Street Note #2”). The Note has an original issue discount of $6,375, resulting in gross proceeds to the Company of $63,750.

The Sixth Street Note #2 bears interest at a rate of 10% per annum and matures on January 12, 2023. Any amount of principal or interest on the Note which is not paid when due will bear interest at a rate of 22% per annum. The Note may not be prepaid in whole or in part except as provided in the Note by way of conversion at the option of the Buyer.

The Buyer has the right from time to time, and at any time during the period beginning on the date that is 180 days following January 12, 2022 and ending on the later of (i) January 12, 2023, and (ii) the date of payment of the Default Amount, to convert all or any part of the outstanding and unpaid principal amount of the Note into common stock, subject to a 4.99% equity blocker.

The conversion price of the Sixth Street Note #2 equals the lesser of the Variable Conversion Price (as hereinafter defined) and $1.00. The “Variable Conversion Price” means 75% multiplied by the lowest VWAP for the Company’s common stock during the 20 trading date period ending on the latest complete trading day prior to the conversion date.

Convertible Promissory Note – Tiger Trout Capital Puerto Rico

On January 28, 2022, the parties to the Tiger Trout Note entered into Amendment No. 1 to Convertible Promissory Note, dated as of January 25, 2022 (the “Note Amendment”). Pursuant to the terms of the Note Amendment, the maturity date of the Tiger Trout Note was extended to August 24, 2022. As consideration for Tiger Trout’s agreement to extend the maturity date, the principal amount of the Tiger Trout Note was increased by $388,378, to be a total of $1,928,378. As of January 25, 2022, the indebtedness under the Tiger Trout Note was $2,083,090, comprised of $1,928,378 of principal and $154,712 of accrued interest. Following January 25, 2022, interest will continue to accrue on the principal amount of $1,928,378 at an interest rate of 10%.

Convertible Promissory Note – ProActive Capital SPV I, LLC

On January 20, 2021, the Company issued to ProActive Capital SPV I, LLC (“ProActive”) a convertible promissory note in the aggregate principal amount of $250,000 for a purchase price of $225,000, reflecting a $25,000 original issue discount (the “ProActive Note”). The ProActive Note had a maturity date of January 20, 2022.

On February 8, 2022, the parties to the ProActive Note entered into Amendment No. 1 to Convertible Promissory Note, dated as of February 4, 2022 (the “Note Amendment”). Pursuant to the terms of the Note Amendment, the maturity date of the ProActive Note was extended to September 20, 2022. As consideration for ProActive’s agreement to extend the maturity date, the principal amount of the ProActive Note was increased by $50,000, to be a total of $300,000. As of February 4, 2022, the indebtedness under the ProActive Note was $275,000, comprised of $250,000 of principal and $25,000 of accrued interest. Following February 4, 2022, interest will continue to accrue on the principal amount of $300,000 at an interest rate of 10%.

Convertible Promissory Note – ONE44 Note

On February 16, 2022, the Company entered into a Securities Purchase Agreement, (the “ONE44 SPA”) by and between the Company and ONE44 Capital LLC (“ONE44”). Pursuant to the terms of the ONE44 SPA, the Company agreed to issue and sell, and ONE44 agreed to purchase, a convertible promissory note in the aggregate principal amount of $175,500 (the “ONE44 Note”). The ONE44 Note has an original issue discount of $17,500, resulting in gross proceeds to the Company of $158,000. Pursuant to the terms of the ONE44 SPA, the Company also agreed to issue 400,000 shares of restricted common stock to ONE44 as additional consideration for the purchase of the ONE44 Note.

The ONE44 Note bears interest at a rate of 4% per annum and matures on February 16, 2023. Interest must be paid in common stock. The ONE44 Note may be prepaid with the following penalties/premiums:

Prepay Date	Prepay Amount
≤ 60 days	120% of principal plus accrued interest
61-120 days	130% of principal plus accrued interest
121-150 days	140% of principal plus accrued interest
151-180 days	150% of principal plus accrued interest

The ONE44 Note may not be prepaid after the 180th day.

ONE44 is entitled, at its option, at any time after the sixth monthly anniversary of cash payment, to convert all or any amount then outstanding under the ONE44 Note into shares of common stock at a price per share equal to 65% of the average of the three lowest daily VWAPs of the Company’s common stock for the 20 prior trading days, subject to a 4.99% equity blocker and subject to the terms of the ONE44 Note.

If an Event of Default (as defined in the ONE44 Note) occurs, unless cured within five days or waived, ONE44 may consider the ONE44 Note immediately due and payable and interest will accrue at a rate of 24% per annum, in addition to certain other remedies.

For the months ended January 31, 2022, the Company issued 6,377,239 shares to consultants and directors at fair value of $662,471.

For the months ended January 31, 2022, the Company issued 3,351,982 shares with net proceeds of $241,982 from ELOC.

For the months ended January 31, 2022, the Company issued 375,601 shares to settle a conversion of $59,721 convertible promissory note.

For the months ended February 28, 2022, the Company issued 151,281 shares to consultants and directors at fair value of $10,917.

For the months ended February 28, 2022, the Company issued 3,000,000 shares with net proceeds of $179,993 from ELOC.

For the months ended February 28, 2022, the Company issued 400,000 shares as debt issuance costs for convertible notes payable at fair value of $16,390.

For the months ended March 29, 2022, the Company issued 388,211 shares to consultants at fair value of $10,203.

For the months ended March 29, 2022, the Company issued 3,574,265 shares to settle a conversion of $89,364 convertible promissory note and accrued interest payable.

For the months ended March 29, 2022, the Company issued 1,000,000 shares and pending on the net proceeds from the ELOC.

For the months ended March 29, 2022, the Company issued 150,000 shares as commitment shares for convertible notes payable at fair value of $6,525.